ALLOWANCES FOR DOUBTFUL RECEIVABLES (Tables)	12 Months Ended
Dec. 31, 2012
ALLOWANCES FOR DOUBTFUL RECEIVABLES [Abstract]
Schedule of Allowances for Accounts Receivable

Allowances for doubtful receivables are totally from allowances for accounts receivable. The Company made provision for doubtful receivables in the aggregate amount of $nil, $1,202,940 and $359,733 during the year ended December 31, 2010, 2011 and 2012, respectively.

Analysis of allowances for accounts receivable is as follows:

	Year ended December 31,
	2010	2011	2012
Beginning of the year	$-	$-	$1,202,940
Allowances made during the year	-	1,202,940	359,733
Foreign exchange effect	-	-	29,794

Closing balance	$-	$1,202,940	$1,592,467